NOTE PAYABLE (Details Narrative) - USD ($)						3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 06, 2021	Apr. 15, 2021	Apr. 11, 2021	Dec. 15, 2020	Mar. 16, 2020	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Apr. 30, 2021	Apr. 30, 2020	Jul. 31, 2021	Dec. 24, 2020	Jun. 30, 2020	Mar. 02, 2020
Short-term Debt [Line Items]
Notes Payable										$ 6,220,000
Debt Instrument, Interest Rate, Stated Percentage						9.50%		9.50%
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	2,200,000
Amortization of Debt Discount (Premium)						$ 2,629,069	$ 52,543	$ 2,650,285	$ 286,251	376,506	$ 1,565,174
Extinguishment of Debt, Amount								5,118,435
Derivative Liability, Fair Value, Gross Liability	$ 6,569,353					6,569,353		6,569,353
Derivative, Gain (Loss) on Derivative, Net						4,803,569		9,130,913
Notes Payable, Related Parties, Current										6,143,223	2,100,000
Interest Expense								210,222
Debt Conversion, Converted Instrument, Amount			$ 1,250,004							1,937,041
Debt Instrument, Unamortized Discount, Current										42,872	10,699	$ 11,279
Debt Instrument, Face Amount						11,000,000		11,000,000		6,143,223
Gain (Loss) on Extinguishment of Debt			1,501,914			(1,978,295)	(1,999,487)	(7,096,730)	(1,432,820)	(3,030,495)
Derivative Liability						5,052,934		5,052,934							$ 53,571
[custom:GainOnChangeInFairValueOfDerivatives]						(4,803,569)		(9,130,913)		(1,939,639)
Valuation Technique, Option Pricing Model [Member]
Short-term Debt [Line Items]
Derivative Liability			$ 1,251,910
Loan Agreement [Member] | Mont-Saic Investments [Member]
Short-term Debt [Line Items]
Notes Payable														$ 120,000
Debt Instrument, Interest Rate, Stated Percentage														12.60%
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Notes Payable, Related Parties, Current						2,627,778		2,627,778
Interest Expense						30,000		106,667
Notes Payable, Other Payables [Member]
Short-term Debt [Line Items]
Derivative, Gain (Loss) on Derivative, Net						1,788,123		6,014,245
Notes Payable [Member]
Short-term Debt [Line Items]
Notes Payable		$ 2,000,000
Debt Instrument, Maturity Date		Apr. 14, 2023
Debt Instrument, Interest Rate, Stated Percentage		15.00%
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	2,200,000	2,200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.25
Warrant description	At the conversion date the Note payable holder also agreed to cancel the guarantee that the value of the shares sold will be no less, on average, than $1.50 per share through April 15, 2023.	The exercise price has customary anti-dilution protection for stock splits, mergers, etc. Additionally, the warrants contain a stipulation that the Company will guarantee the value of the shares sold will be no less, on average, than $1.50 per share through April 15, 2023. If the average value of the shares sold is less than $1.50 per share, the Company will issue additional shares of common stock to compensate for the shortfall
Amortization of Debt Discount (Premium)						$ 1,291		11,228		10,477
Extinguishment of Debt, Amount								$ 1,978,295
Interest Expense		$ 12,501,178
Debt Instrument, Unamortized Discount, Current										1,989,523
Derivative, Fair Value, Net										12,583,598
[custom:GainOnChangeInFairValueOfDerivatives]										1,917,580
[custom:WarrantExerciseDescription]		The exercise price has customary anti-dilution protection for stock splits, mergers, etc. Additionally, the warrant contains a stipulation that the Company will guarantee the value of the shares sold will be no less, on average, than $1.50 per share through April 15, 2023. If the value is less than $1.50, the Company will issue additional shares of common stock to compensate for the shortfall
Promissory Note Payable [Member]
Short-term Debt [Line Items]
Notes Payable					$ 500,000
Debt Instrument, Maturity Date					Mar. 16, 2022
Debt Instrument, Interest Rate, Stated Percentage					12.00%
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right					500,000
Amortization of Debt Discount (Premium)										35,542	$ 6,965
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger					40.00%
Valuation of warrants issued					$ 112,990
Debt Conversion, Converted Instrument, Amount				$ 500,000
Debt Conversion, Converted Instrument, Shares Issued				500,000
Debt Instrument, Unamortized Discount, Current										70,483
Debt Conversion, Description			On April 11, 2021, the Company and the lender entered into an agreement whereby the lender converted the promissory note into 272,332 shares of Company stock, which were issued to the lender at a 20% discount from the closing price of the stock on the day prior to the conversion. In addition to the discount, the agreement contains a guarantee that the aggregate gross sales of the shares by the lender will be no less than $1,500,000 over the next three years and if the aggregate gross sales are less than $1,500,000 the Company will issue additional shares of common stock to the lender for the difference between the total gross proceeds and $1,500,000
Derivative, Fair Value, Net										1,229,851
[custom:GainOnChangeInFairValueOfDerivatives]										$ 22,059
Promissory Note [Member] | Third Party [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage													2.25%
Debt Instrument, Face Amount													$ 1,000,000